Impairment of assets (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 2,190,000,000	$ 143,000,000
Impairment loss recognised in profit or loss, goodwill	$ 1,132,000,000
Impairment losses recognized in earnings			$ 100,000,000	$ 57,000,000
Total for all cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate		9.50%		9.50%
Perpetuity growth rate		0.00%		0.00%
Recoverable amount of asset or cash-generating unit	$ 811,000,000	$ 62,000,000		$ 62,000,000
Minimum | Total for all cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	9.00%
Perpetuity growth rate	(2.00%)
Maximum | Total for all cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	11.00%
Perpetuity growth rate	0.00%
Bell Media
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 958,000,000	86,000,000
Impairment loss recognised in profit or loss, goodwill	1,132,000,000			$ 0
Bell Media | Property, plant and equipment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	85,000,000
Bell Media | Prepaid expenses
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	7,000,000
Bell Media | Program and feature film rights
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	144,000,000	45,000,000
Bell Media | Software
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	85,000,000
Bell Media | Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	10,000,000
Bell Media | Indefinite-Lived Intangible Assets
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 627,000,000	$ 41,000,000